Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future minimum rental commitments under noncancelable operating leases	Future minimum rental commitments under noncancelable operating leases as of December 31, 2020:

(in thousands)
2021	$12,313
2022	13,366
2023	10,224
2024	6,971
2025	5,871
Thereafter	—

Total	$48,745